ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 16.0%

Investment Company – 0.5%
RIV Capital, Inc. (Canada)*	4,712,850	$5,471,064

Machinery – 0.7%
Urban-GRO, Inc.*†	650,790	6,989,485

Pharmaceuticals – 0.1%
Hempfusion Wellness, Inc. (Canada)*	7,949,712	882,418

REITS – 8.5%
AFC Gamma, Inc.	203,061	3,882,526
Innovative Industrial Properties, Inc.	355,007	72,918,438
Power REIT*†	298,572	11,760,751
Total REITS		88,561,715

Specialty Retail – 6.2%
Agrify Corp.*(a)	1,016,966	4,708,553
GrowGeneration Corp.*†(a)	3,899,943	35,918,475
Hydrofarm Holdings Group, Inc.*(a)	1,654,160	25,060,524
Total Specialty Retail		65,687,552

Total Common Stocks
(Cost $266,298,353)		167,592,234

MONEY MARKET FUND – 60.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(b)
(Cost $628,243,396)	628,243,396	628,243,396

REPURCHASE AGREEMENTS – 0.3%(c)
Citibank NA, dated 03/31/22, due 04/01/22, 0.31%, total to be received $784,636, (collateralized by various U.S. Government Agency Obligations, 0.50%-6.00%, 11/30/23-05/15/51, totaling $800,979)	$784,629	784,629
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $784,636, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $800,322)	784,629	784,629
HSBC Securities USA, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $784,636, (collateralized by various U.S. Government Agency Obligations, 2.00%-3.81%, 08/01/33-11/01/50, totaling $800,322)	784,629	784,629
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.27%, total to be received $232,566, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 06/01/27-08/01/58, totaling $237,215)	232,564	232,564
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $784,636, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $800,322)	784,629	784,629

Total Repurchase Agreements
(Cost $3,371,080)		3,371,080

Total Investments – 76.3%
(Cost $897,912,829)		799,206,710
Other Assets in Excess of Liabilities – 23.7%		248,155,520
Net Assets – 100.0%		$1,047,362,230

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,421,315; the aggregate market value of the collateral held by the fund is $3,762,550. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $391,470.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$167,592,234	$–	$–	$167,592,234
Money Market Fund	628,243,396	–	–	628,243,396
Repurchase Agreements	–	3,371,080	–	3,371,080
Total	$795,835,630	$3,371,080	$–	$799,206,710

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(255,422,122)	$–	$(255,422,122)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.5%
Machinery	0.7
Pharmaceuticals	0.1
REITS	8.5
Specialty Retail	6.2
Money Market Fund	60.0
Repurchase Agreements	0.3
Total Investments	76.3
Other Assets in Excess of Liabilities	23.7
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	—	—	9/02/2022	$27,357,014	$16,013,257	$(11,343,757)
4Front Ventures ORD	SOFR + 1.00%	Monthly	9/02/2022	480,528	480,000	(528)
Acreage Holdings FX SUB VOT CL E ORD	—	—	9/02/2022	4,978,201	4,023,471	(954,730)
AYR Wellness	—	—	9/02/2022	31,799,150	14,972,500	(16,826,650)
AYR Wellness	SOFR + 1.00%	Monthly	9/02/2022	43,384,390	43,339,571	(44,819)
C21 Investments ORD	—	—	9/02/2022	10,556,677	4,549,122	(6,007,555)
Columbia Care ORD	—	—	9/02/2022	20,113,965	8,468,946	(11,645,019)
Columbia Care ORD	SOFR + 1.00%	Monthly	9/02/2022	35,875,247	35,836,552	(38,695)
Cresco Labs ORD	—	—	9/02/2022	51,001,011	23,485,705	(27,515,306)
Cresco Labs ORD	SOFR + 1.00%	Monthly	9/02/2022	61,395,356	61,320,766	(74,590)
Curaleaf Holdings SUB VOT ORD	—	—	9/02/2022	55,903,614	27,184,800	(28,718,814)
Curaleaf Holdings SUB VOT ORD	SOFR + 1.00%	Monthly	9/02/2022	84,514,813	84,434,073	(80,740)
Glass House Brands	—	—	9/02/2022	5,736,871	3,750,000	(1,986,871)
Goodness Growth Hold	—	—	9/02/2022	12,790,362	8,590,977	(4,199,385)
Gramf Tpco ORD	—	—	9/02/2022	34,143,874	6,935,256	(27,208,618)
Green Thumb Industries SUB VOT ORD	—	—	9/02/2022	49,101,881	28,854,870	(20,247,011)
Green Thumb Industries SUB VOT ORD	SOFR + 1.00%	Monthly	9/02/2022	125,980,624	125,850,983	(129,641)
Jushi Holdings CL B SUB VOT ORD	—	—	9/02/2022	32,092,168	17,864,397	(14,227,771)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.00%	Monthly	9/02/2022	11,347,699	11,332,550	(15,149)
Lowell Farms ORD	—	—	9/02/2022	6,072,548	1,681,563	(4,390,985)
Planet 13 Holdings ORD	—	—	9/02/2022	19,117,098	6,642,538	(12,474,560)
Planet 13 Holdings ORD	SOFR + 1.00%	Monthly	9/02/2022	11,002,587	10,989,753	(12,834)
Terrascend ORD	—	—	9/02/2022	30,829,425	17,704,513	(13,124,912)
Terrascend ORD	SOFR + 1.00%	Monthly	9/02/2022	41,089,969	41,049,553	(40,416)
Trulieve Cannabis ORD	—	—	9/02/2022	76,030,014	45,928,742	(30,101,272)
Trulieve Cannabis ORD	SOFR + 1.00%	Monthly	9/02/2022	109,650,340	109,534,370	(115,970)
Vapen Mj Ventures ORD	—	—	9/02/2022	4,387,543	2,311,335	(2,076,208)
Verano Holdings ORD	—	—	9/02/2022	56,537,695	34,797,793	(21,739,902)
Verano Holdings ORD	SOFR + 1.00%	Monthly	9/02/2022	71,448,614	71,369,200	(79,414)
Net Unrealized Depreciation						$(255,422,122)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2022, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2022	Value at 3/31/2022	Dividend Income
Agrify Corp.	$–	$39,342,418	$(8,153,588)	$(20,581,301)	$(5,898,976)	–	$–	$–
GrowGeneration Corp.	40,177,305	71,636,759	(12,839,565)	(16,187,662)	(46,868,362)	3,899,943	35,918,475	–
Power REIT	6,923,139	8,475,013	(1,218,909)	(198,005)	(2,220,487)	298,572	11,760,751	–
Urban-GRO, Inc.	–	9,387,927	(1,536,509)	(467,673)	(394,260)	650,790	6,989,485	–
Total	$47,100,444	$128,842,117	$(23,748,571)	$(37,434,641)	$(55,382,085)	4,849,305	$54,668,711	$–